KraneShares Bosera MSCI China A Share ETF
KraneShares Bosera MSCI China A Share ETF

KRANE SHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated March 20, 2019 to the currently effective Summary Prospectus and Statutory Prospectus, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On May 30, 2019, the Fund's underlying index will change from the MSCI China A Inclusion Index to the MSCI China A Index (USD). Accordingly, the following changes to the Prospectuses will become effective on that date:

●     In the Fund's Fund Summary, the disclosure included under the “Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund's current index is the MSCI China A Index (USD) (the “Underlying Index”).

●     In the Fund's Fund Summary, the first and second paragraphs under the “Principal Investment Strategies” heading are deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index and depositary receipts representing such securities. The Underlying Index reflects the large- and mid-cap Chinese renminbi (“RMB”)-denominated equity securities listed on the Shenzhen or Shanghai Stock Exchanges (“A Shares”) that are accessible through the Shanghai-Hong Kong Stock Connect or Shenzhen-Hong Kong Stock Connect programs (together, the “Stock Connect Programs”). The Underlying Index is calculated using China A Shares listings based on the offshore RMB exchange rate (commonly known as “CNH”). Underlying Index constituents are weighted by the security's free-float adjusted market capitalization calculated based on MSCI's Foreign Inclusion Factor (“FIF”) and subject to Foreign Ownership Limits (“FOLs”). The FIF of a security is defined as the proportion of shares outstanding that is available for investment in the public equity markets by foreign investors. The FOL of a security is defined as the proportion of share capital of the security that is available for purchase to foreign investors.

A Shares are issued by companies incorporated in mainland China. Under current regulations in the People's Republic of China (“China” or the “PRC”), foreign investors can invest in A Shares only through certain institutional investors that have obtained a license and quota from the Chinese regulators or through the Stock Connect Programs. Bosera Asset Management (International) Co., Ltd. (“Bosera”), the Fund's sub-adviser, has received a license as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and has received an A Shares quota by China's State Administration of Foreign Exchange (“SAFE”) for use by the investment products it manages, including the Fund. Bosera, on behalf of the investment products it manages, may invest in A Shares and other permitted China securities up to the relevant A Shares quota(s). In addition, the Fund may invest in A Shares through the Stock Connect Programs and, in the future, Bosera may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”), another program under Chinese law that would allow the Fund to invest in A Shares.

●     In the Fund's Fund Summary, the seventh and eighth paragraphs included under the “Principal Investment Strategies” heading are deleted in their entirety and replaced with the following:

As of February 28, 2019, the Underlying Index included approximately 378 securities of companies with a market capitalization range of approximately $504.33 million to $42.5 billion and an average market capitalization of approximately $2.6 billion. The Underlying Index is rebalanced quarterly.

To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of February 28, 2019, issuers in the financials sector (30.45%) represented a significant portion of the Underlying Index.

●     In the Statutory Prospectus, the first two paragraphs below “KraneShares Bosera MSCI China A Share ETF” under the “Additional Information About the Funds” heading are deleted in their entirety and replaced with the following:

The Underlying Index reflects the large- and mid-cap Chinese renminbi (“RMB”)-denominated equity securities listed on the Shenzhen or Shanghai Stock Exchanges (“A Shares”) that are accessible through the Shanghai-Hong Kong Stock Connect or Shenzhen-Hong Kong Stock Connect programs (together, the “Stock Connect Programs”). The Underlying Index is calculated using China A Shares listings based on the offshore RMB exchange rate (commonly known as “CNH”). Underlying Index constituents are weighted by the security's free-float adjusted market capitalization calculated based on MSCI's Foreign Inclusion Factor (“FIF”) and subject to Foreign Ownership Limits (“FOLs”). The FIF of a security is defined as the proportion of shares outstanding that is available for investment in the public equity markets by foreign investors. The FOL of a security is defined as the proportion of share capital of the security that is available for purchase to foreign investors.

The Underlying Index was created on March 1, 2018, with a base value of 100 as of November 1, 2008. The Underlying Index is constructed and maintained under the MSCI Global Investable Market Indices (“GIMI”) Methodology. The MSCI GIMI methodology is a rules-based methodology used for the construction of the MSCI Global Equity Index series. As of February 28, 2019, the Underlying Index included approximately 378 securities of companies with a market capitalization range of approximately $504.33 million to $42.5 billion and an average market capitalization of approximately $2.6 billion. As of February 28, 2019, issuers in the financials sector (30.45%) and industrials sector (13.62%) and consumer staples sector (11.56%) represented significant portions of the Underlying Index. The Underlying Index's methodology and sector, industry, capitalization and other exposure is subject to change. The Underlying Index is rebalanced quarterly, but in certain circumstances, may continue to include a security no longer meeting the Underlying Index's eligibility criteria to reduce turnover.

The Underlying Index is provided by MSCI, Inc. (“Index Provider”), a U.S. (Delaware) corporation. The Index Provider is not affiliated with the Fund, Krane or Bosera. Additional information about the Underlying Index is available on the Index Provider's website, www.msci.com.

●     In the Statutory Prospectus, the table below the “Principal Investment Risks” heading is modified to insert an “X” in the “Industrials Sector Risk” row of the “KBA” column.

Effective immediately, the following changes are made to the Prospectuses:

●     In the Fund's Fund Summary, the “Performance Information” section is deleted in its entirety and replaced with the following:

Performance Information

The following bar chart and table illustrate the variability of the Fund's returns and indicate the risks of investing in the Fund by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. In addition, as of May 30, 2019, the Fund will no longer seek to provide results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China A Inclusion Index and, instead, will seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China A Index (USD). Updated performance information is available at no cost by visiting www.kraneshares.com.

Total Annual Returns For Calendar Year Ended December 31

As of June 30, 2018, the Fund's calendar year-to-date total return was 13.13%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	14.57%	3/31/2015
Lowest Return	-29.82%	9/30/2015

Average Annual Total Returns for the period ended December 31, 2017
Average Annual Total Returns - KraneShares Bosera MSCI China A Share ETF		Label	1 year	Since Inception	Inception Date
KraneShares Bosera MSCI China A Share ETF		Return Before Taxes	28.64%	12.51%	Mar. 04, 2014
KraneShares Bosera MSCI China A Share ETF | After Taxes on Distributions		Return After Taxes on Distributions	28.21%	9.91%	Mar. 04, 2014
KraneShares Bosera MSCI China A Share ETF | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	16.34%	9.16%	Mar. 04, 2014
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	21.83%	12.03%	Mar. 04, 2014
Hybrid KBA Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	Hybrid KBA Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	25.43%	14.90%	Mar. 04, 2014
[1]	The Hybrid KBA Index consists of the MSCI China A Index from the inception of the Fund through October 23, 2014, the MSCI China A International Index from October 23, 2014 through December 26, 2017 and the MSCI China A Inclusion Index from December 26, 2017 until December 31, 2017, the last date covered by the performance table above. From December 26, 2017 through December 31, 2017, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A Inclusion Index. From October 23, 2014 through December 26, 2017, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A International Index. Prior to October 23, 2014, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A Index. The Hybrid KBA Index reflects the reinvestment of any cash distributions after deduction of any withholding tax, using the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.